1933 Act File No. 2-89028
                                                      1940 Act File No. 811-3947

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     x
                                                                         ------

      Pre-Effective Amendment No.         ...............................

      Post-Effective Amendment No.___31 _ ...............................   x
                                     --- -                               ------

                                                                and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940           x
                                                                       ------

      Amendment No. __22 __ ...........................................    x
                      ---  -                                            ------

               FEDERATED U.S. GOVERNMENT SECURITES FUND: 1-3 YEARS (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                               1001 Liberty Avenue
                            Federated Investors Tower
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

It is proposed that this filing will become effective:

    immediately upon filing pursuant to paragraph (b)
 __   on _______________ pursuant to paragraph (b)
    60 days after filing pursuant to paragraph (a) (i) on April 30, 1999 pursuant to paragraph (a) (i) 75 days after filing pursuant to paragraph
    (a)(ii) on _________________ pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


                                                              Copies to:

Matthew G. Maloney, Esquire
Dickstein, Shapiro, Morin & Oshinsky, LLP
2101 L Street, N.W.
Washington, D.C.  20037



Prospectus



FEDERATED U.S. GOVERNMENT SECURITIES
FUND:  1-3 YEARS

institutional shares

A mutual fund seeking current income by investing primarily in U.S. government securities with remaining maturities of three and one-half years or less.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.







                                            Contents Risk/Return
                                            Summary What are the Fund's
                                            Fees and Expenses?
                                            What are the Fund's
                                            Investment Strategies? What
                                            are the Principal
                                            Securities in Which the
                                            Fund Invests? What are the
                                            Specific Risks of Investing
                                            in the Fund?
                                            What do Shares Cost?
                                            How is the Fund Sold?
                                            How to Purchase Shares
                                            How to Redeem Shares
                                            Account and Share Information
                                            Who Manages the Fund?
                                            Financial Information




April 30, 1999

RISK/RETURN SUMMARY


WHAT IS THE FUND'S INVESTMENT OBJECTIVE?
The Fund's investment objective is to provide current income. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.


WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?
The Fund invests in a diversified, short-term portfolio of those direct obligations of the U.S. government, its agencies and instrumentalities. The Fund maintains a weighted average portfolio duration that is within 20 percent of the weighted average portfolio duration of the Merrill Lynch 1-3 Year Treasury Index. This index is a market capitalization weighted index including all U.S. Treasury Notes and Bonds with maturities greater than or equal to one year and less than three years.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?
All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factor that may reduce the Fund's returns is changes in prevailing interest rates. An increase in interest rates may result in a decrease in the value of Fund Shares.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Risk/Return Bar Chart and Table
The graphic presentation displayed here consists of a bar chart representing the annual total returns of Federated U.S. Government Securities Fund: 1-3 Years (Institutional Shares) as of the calendar year-end for each of ten years. The `y' axis reflects the "% Total Return" beginning with "0%" and increasing in increments of 2% up to 12%. The `x' axis represents calculation periods for the last ten calendar years of the Fund, beginning with the earliest year. The light gray shaded chart features ten distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Institutional Shares for each calendar year is stated directly at the top of each respective bar, for the calendar years 1989 through 1998. The percentages noted are: 10.31%, 9.27%, 10.37%, 5.23%, 4.52%, 0.67%,
9.61%, 4.61%, 6.01%, and 6.40%. The total returns displayed for the Fund do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower. The Fund's Institutional Shares total return from January 1,1999 to March 31, 1999 was ____%. Within the period shown in the Chart, the Fund's Institutional Shares highest quarterly return was 4.56% (quarter ended March 31,
1989). Its lowest quarterly return was -0.35% (quarter ended March 31, 1994).

Average Annual Total Return

                                                  1 Year       5 Years 10 Years
Institutional Shares                              %            %       %
Merrill Lynch U.S. Treasury Short-Term Index (1-2.99 years)    %       %      %
Lipper Short U.S. Government Funds Average        %            %       %
The Fund Compared to Merrill Lynch U.S. Treasury Short-Term Index (1-2.99 years) and the Lipper Short U.S. Government Funds Average for the calendar periods ended December 31, 1998. The bar chart shows the variability of the Fund's Institutional Shares actual total return on a yearly basis. The table shows how the Fund's performance compares to an index of funds with similar investment objectives. The table shows the Fund's Institutional Shares total return averaged over a period of years relative to the Merrill Lynch U.S. Treasury Short-Term Index (1-2.99 years), a broad-based market index and the Lipper Short U.S. Government Funds Average, an average of funds with similar investment objectives. Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

WHAT ARE THE FUND'S FEES AND EXPENSES?


federated u.s. government securities fund:  1-3 years

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund's Institutional Shares.




Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering    None
price)
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase       None
price or redemption proceeds, as applicable)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other           None
Distributions) (as a percentage of offering price)
Redemption Fee (as a percentage of amount redeemed, if applicable)               None
Exchange Fee                                                                     None

Annual Fund Operating Expenses (Before Waivers )(1)
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee(2)                                                                0.40%
Distribution (12b-1) Fee                                                         None
Shareholder Services Fee(3)                                                      0.25%
Other Expenses                                                                   0.16%
Total Annual Fund Operating Expenses                                             0.81%
1  Although not contractually obligated to do so, the adviser, distributor, and shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund would actually paid for the fiscal year ended February 28, 1999.
   Waiver of Fund Expenses                                                       0.27%
   Total Actual Annual Fund Operating Expenses (after waivers)                   0.54%

2 The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the volunary waiver) was 0.38% for the year ended February 28, 1999.
3 The shareholder services fee for the Fund's Institutional Shares has been voluntarily reduced. This voluntary reduction can be terminated at any time. The shareholder services fee paid by the Fund (after the voluntary reduction) was 0.25% for the fiscal year ended February 28, 1999.

Example
This Example is intended to help you compare the cost of investing in the Fund's Institutional Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Institutional Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

  1 Year       3 Years        5 Years       10 Years
  $83          $259           $450         $1,002

WHAT ARE THE FUND'S INVESTMENT STRATEGIES?


The Fund invests in a portfolio of direct obligations of the U.S. government, its agencies and instrumentalities. The Fund's adviser actively manages its portfolio, seeking to limit the interest rate risk taken by the Fund while selecting investments that should offer enhanced returns based upon the adviser's interest rate outlook.

The adviser manages the Fund's interest rate risk by limiting the dollar-weighted average duration of its portfolio securities. "Duration" measures the sensitivity of a security's price to changes in interest rates. The greater a portfolio's average duration, the greater the change in the portfolio's value in response to a change in market interest rates. As a matter of investment policy, under normal market conditions, the adviser limits the average duration of the portfolio to within 20% of the duration of the Merrill Lynch 1-3 Year Treasury Index (the "Index"). This Index includes all U.S. Treasury notes and bonds with maturities of one year or greater and less than three years. This policy should prevent the volatility of the Fund's share price from significantly exceeding the average volatility of short-term U.S. Treasury securities.

The adviser uses three principal methods to enhance the portfolio's returns as compared to the Index. First, the adviser tries to extend the portfolio's average duration when it expects interest rates to fall and shorten the duration when it expects interest rates to rise. This method seeks to enhance the returns from favorable interest rate changes and reduce the effect of unfavorable changes.

Second, the adviser tries to structure the portfolio to take advantage of relative changes in interest rates. A portfolio's "structure" refers to whether it consists primarily of securities with durations close to the portfolio's average duration (a "bulleted" portfolio), securities with durations above and below the average duration (a "barbelled" portfolio), or securities with durations above, below and at the average duration (a "laddered" portfolio). For example, the adviser may use a bulleted portfolio when the adviser expects the difference between long term and short term interest rates to increase. This concentrates the portfolio in securities benefiting most or suffering least from the relative change in interest rates. The adviser may use a barbelled portfolio when it expects the difference between long term and short term interest rates to decrease, and a laddered portfolio when it expects long term and short term interest rates to change together.

Third, the adviser tries to obtain securities issued by agencies and instrumentalities of the U.S. that it expects to provide better returns than U.S. Treasury securities of comparable duration. The adviser's ability to use this method depends primarily on the availability of, and market demand for, such securities.

The adviser's interest rate outlook is the most important factor in selecting the methods used to manage the Fund's portfolio. The adviser formulates its interest rate outlook by analyzing a variety of factors such as:
o........current and expected U.S. economic growth,
o        current and expected interest rates and inflation,
o        the Federal Reserve's monetary policy, and
o        changes in the supply of or demand for U.S. government securities.

In selecting individual securities, the adviser analyzes how the security should perform in response to expected interest rate changes as compared to other securities of comparable risk.

As a consequence of this strategy, most of the Fund's portfolio consists of securities paying interest exempt from state taxation. However, the Fund also invests in repurchase agreements for U.S. government securities. Income from repurchase agreements is not exempt from state taxation. The Fund uses repurchase agreements to invest cash balances and shorten duration, so the amount of state taxable income may vary with market conditions. See "Tax Information" for an explanation of how your investment in the Fund may be taxed.

WHAT ARE THE PRINCIPAL SECURITIES IN WHICH THE FUND INVESTS?

The Fund invests primarily in the following types of U.S. government securities:

U.S. Treasury Securities

     Treasury securities are direct obligations of the federal government of the United States.

     U.S. Government Agency Securities
     Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (GSE). Normally, the Fund invests only in GSE securities that are supported by the full faith and credit of the United States.

WHAT ARE THE SPECIFIC RISKS OF INVESTING IN THE FUND?

     Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall. This is also referred to as "interest rate risk". Due to the Fund's average duration policy, it is expected to have less interest rate risk than Federated U.S. Government Securities Fund: 2-5 Years, Federated U.S. Government Securities Fund: 5-10 Years, or Federated U.S. Government Bond Fund, all of which have longer average durations than the Fund.

WHAT DO SHARES COST?

You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form, it is processed at the next calculated net asset value (NAV). The Fund does not charge a front-end sales charge. NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

HOW IS THE FUND SOLD?

The Fund offers two share classes: Institutional Shares and Institutional Service Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Shares. Each share class has different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other class.

The Fund's Distributor markets the Shares described in this prospectus to institutions acting in an agency or fiduciary capacity or to individuals directly or through investment professionals.

     The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).


HOW TO PURCHASE SHARES

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.



THROUGH AN INVESTMENT PROFESSIONAL

o        Establish an account with the investment professional; and

o Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within one business day. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."


DIRECTLY FROM THE FUND

o Establish your account with the Fund by submitting a completed New Account Form; and

o        Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.


By Wire Send your wire to:

   State Street Bank and Trust Company
   Boston, MA
   Dollar Amount of Wire
   ABA Number 011000028
   Attention: EDGEWIRE
   Wire Order Number, Dealer Number, or Group Number
   Nominee/Institution Name
   Fund Name and Number and Account Number
You cannot purchase Shares by wire on holidays when wire transfers are restricted.


By Check
Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

   Federated Shareholder Services Company
   P.O. Box 8600
   Boston, MA 02266-8600
If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

   Federated Shareholder Services Company
   1099 Hingham Street
   Rockland, MA 02370-3317

     Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds).


BY AUTOMATED CLEARING HOUSE (ACH)
Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

HOW TO REDEEM SHARES
You should redeem Shares:

o through an investment professional if you purchased Shares through an investment professional; or

o        directly from the Fund if you purchased Shares directly from the Fund.


THROUGH AN INVESTMENT PROFESSIONAL
Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.


DIRECTLY FROM THE FUND

By Telephone
You may redeem Shares by calling the Fund once you have completed the appropriate authorization form for telephone transactions.

If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) you will receive a redemption amount based on that day's NAV.


By Mail
You may redeem Shares by mailing a written request to the Fund.

You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

   Federated Shareholder Services Company
   P.O. Box 8600
   Boston, MA 02266-8600
Send requests by private courier or overnight delivery service to:

   Federated Shareholder Services Company
   1099 Hingham Street
   Rockland, MA 02370-3317 All requests must include:

o        Fund Name and Share Class, account number and account registration;

o        amount to be redeemed; and

o        signatures of all Shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.


Signature Guarantees Signatures must be guaranteed if:

     o your redemption will be sent to an address other than the address of record;

o your redemption will be sent to an address of record that was changed within the last 30 days; or

     o a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.


PAYMENT METHODS FOR REDEMPTIONS
Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

o an electronic transfer to your account at a financial institution that is an ACH member; or

o wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.


Redemption in Kind
Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.


LIMITATIONS ON REDEMPTION PROCEEDS
Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

o        to allow your purchase to clear;

o        during periods of market volatility; or

o when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.


ADDITIONAL CONDITIONS

Telephone Transactions
The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.


Share Certificates
The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

ACCOUNT AND SHARE INFORMATION

CONFIRMATIONS AND ACCOUNT STATEMENTS
You will receive confirmation of purchases and redemptions. In addition, you will receive periodic statements reporting all account activity, including dividends and capital gains paid.


DIVIDENDS AND CAPITAL GAINS
The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a dividend or capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.


ACCOUNTS WITH LOW BALANCES
Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.


TAX INFORMATION
The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be primarily dividends. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.


WHO MANAGES THE FUND?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Management. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. The Fund's portfolio managers are:

Susan M. Nason has been the Fund's portfolio manager since September 1991. She is Vice President of the Fund. Ms. Nason joined Federated in 1987 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1997. Ms. Nason served as a Portfolio Manager and Vice President of the Adviser from 1993 to 1997. Ms. Nason is a Chartered Financial Analyst and received her M.S.I.A. concentrating in Finance from Carnegie Mellon University.

Robert J. Ostrowski has been the Fund's portfolio manager since September 1997. Mr. Ostrowski joined Federated in 1987 as an Investment Analyst and has been a Senior Vice President of the Fund's Adviser since September 1997. Mr. Ostrowski served as Vice President of the Fund's Adviser from 1993 to 1997, and as an Assistant Vice President from 1992 to 1993. Mr. Ostrowski is a Chartered
Financial Analyst. He received his M.S. in Industrial Administration from Carnegie Mellon University.

The Adviser and other subsidiaries of Federated advise approximately 175 mutual funds and separate accounts, which total approximately $111 billion in assets as of December 31, 1998. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.


Advisory Fees
The Adviser receives an annual investment advisory fee of 0.40% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.


Year 2000 Readiness
The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses that rely on computers, like the Fund.

While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase.


The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Fund.

FINANCIAL INFORMATION


FINANCIAL HIGHLIGHTS

The following Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in this prospectus.

Financial Statements to be filed by Amendment.

25




FEDERATED U.S. GOVERNMENT SECURITIES FUND:  1-3 YEARS

 institutional shares

A Statement of Additional Information (SAI) dated April 30, 1999 is incorporated by reference into this prospectus. Additional information about the Fund's investments is contained in the Fund's annual and semi-annual reports to shareholders as they become available. The annual report discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, the annual report, semi-annual report and other information without charge, call your investment professional or the Fund at 1-800-341-7400.

You can obtain information about the Fund (including the SAI) by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, DC 20549-6009 or from the Commission's Internet site at http://www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.

Investment Company Act File No. 811-3947
Cusip 31428M100

8032806A-IS (4/99)








Prospectus



FEDERATED U.S. GOVERNMENT SECURITIES FUND:  1-3 YEARS

institutional service shares

A mutual fund seeking current income by investing primarily in U.S. government securities with remaining maturities of three and one-half years or less.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.







                                     Contents Risk/Return
                                     Summary What are the Fund's
                                     Fees and Expenses?
                                     What are the Fund's
                                     Investment Strategies? What
                                     are the Principal
                                     Securities in Which the
                                     Fund Invests? What are the
                                     Specific Risks of Investing
                                     in the Fund?
                                     What do Shares Cost?
                                     How is the Fund Sold?
                                     How to Purchase Shares
                                     How to Redeem and Exchange Shares
                                     Account and Share Information
                                     Who Manages the Fund?
                                     Financial Information




april 30, 1999

RISK/RETURN SUMMARY


WHAT IS THE FUND'S INVESTMENT OBJECTIVE?
The Fund's investment objective is to provide current income. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.


WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?
The Fund invests in a diversified, short-term portfolio of those direct obligations of the U.S. government, its agencies and instrumentalities. The Fund maintains a weighted average portfolio duration that is within 20 percent of the weighted average portfolio duration of the Merrill Lynch 1-3 Year Treasury Index. This index is a market capitalization weighted index including all U.S. Treasury Notes and Bonds with maturities greater than or equal to one year and less than three years.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?
All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factor that may reduce the Fund's returns is changes in prevailing interest rates. An increase in interest rates may result in a decrease in the value of Fund Shares.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Risk/Return Bar Chart and Table
The graphic presentation displayed here consists of a bar chart representing the annual total returns of Federated U.S. Government Securities Fund: 1-3 Years (Institutional Service Shares) as of the calendar year-end for each of six years. The `y' axis reflects the "% Total Return" beginning with "0%" and increasing in increments of 1% up to 10% . The `x' axis represents calculation periods from the earliest calendar year end of the Institutional Service Shares start of business through the calendar year ended December 31, 1998. The light gray shaded chart features six distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Institutional Service Shares for each calendar year is stated directly at the top of each respective bar, for the calendar years 1993 through 1998. The percentages noted are: 4.26%, 0.42%, 9.33%, 4.35%, 5.74%, and 6.14%.
The total returns displayed for the Fund do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower. The Fund's Institutional Service Shares total return from January 1,1999 to March 31, 1999 was ____%. Within the period shown in the Chart, the Fund's Institutional Service Shares highest quarterly return was 2.97% (quarter ended March 31, 1995). Its lowest quarterly return was -0.41% (quarter ended March 31, 1994).


Average Annual Total Return




                                                              Life of the Fund    1 Year     5 Years
Institutional Service Shares                                           %                %        %
Merrill Lynch U.S. Treasury Short-Term Index (1-2.99 years)            %                %        %
Lipper Short U.S. Government Funds Average                             %                %        %

1 Since inception date of May 30, 1992.
The Fund Compared to Merrill Lynch U.S. Treasury Short-Term Index (1-2.99 years) for the calendar periods ending December 31, 1998. The table shows how the Fund's performance compares to an index of funds with similar investment objectives. The bar chart shows the variability of the Fund's Institutional Service Shares actual total return on a yearly basis. The table shows the Fund's Institutional Service Shares average annual total returns compared to the _______, a broad-based index. Past performance does not necessarily predict future performance. This information provides you with historical performance so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

WHAT ARE THE FUND'S FEES AND EXPENSES?


Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund's Institutional Service Shares.



Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering    None
price)
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase       None
price or redemption proceeds, as applicable)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other           None
Distributions) (as a percentage of offering price)
Redemption Fee (as a percentage of amount redeemed, if applicable)               None
Exchange Fee                                                                     None

Annual Fund Operating Expenses (Before Waivers )(1)
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee(2)                                                                0.40%
Distribution (12b-1) Fee(3)                                                      0.25%
Shareholder Services Fee(4)                                                      0.25%
Other Expenses                                                                   0.16%
Total Annual Fund Operating Expenses                                             1.06%
 1  Although not contractually obligated to do so, the adviser, distributor, and shareholder services provider waived certain amounts.  These are shown below along with the net expenses the Fund actually paid for the fiscal year ended February 28, 1999.
    Waivers  of Fund Expenses                                                    0.27%
    Total Actual Annual Fund Operating Expenses (after waivers)                  0.79%

2 The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.38% for the year ended February 28, 1999.
3 The distribution (12b-1) fee for the Fund's Institutional Service Shares has been voluntarily reduced. This voluntary reduction can be terminated at any time. The shareholder services fee paid by the Fund (after the voluntary reduction) was 0.01% for the year ended February 28, 1999.
4 The shareholder services fee for the Fund's Institutional Service Shares has been voluntarily reduced. This voluntary reduction can be terminated at any time. The shareholder services fee paid by the Fund (after voluntary reduction) was 0.24% for the fiscal year ended February 28, 1999.



Example
This Example is intended to help you compare the cost of investing in the Fund's Institutional Service Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Institutional Service Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Service Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

  1 Year       3 Years        5 Years       10 Years
  $108         $337           $585         $1,294

WHAT ARE THE FUND'S INVESTMENT STRATEGIES?


The Fund invests in a portfolio of direct obligations of the U.S. government, its agencies and instrumentalities. The Fund's adviser actively manages its portfolio, seeking to limit the interest rate risk taken by the Fund while selecting investments that should offer enhanced returns based upon the adviser's interest rate outlook.

The adviser manages the Fund's interest rate risk by limiting the dollar-weighted average duration of its portfolio securities. "Duration" measures the sensitivity of a security's price to changes in interest rates. The greater a portfolio's average duration, the greater the change in the portfolio's value in response to a change in market interest rates. As a matter of investment policy, under normal market conditions, the adviser limits the average duration of the portfolio to within 20% of the duration of the Merrill Lynch 1-3 Year Treasury Index (the "Index"). This Index includes all U.S. Treasury notes and bonds with maturities of one year or greater and less than three years. This policy should prevent the volatility of the Fund's share price from significantly exceeding the average volatility of short-term U.S. Treasury securities.

The adviser uses three principal methods to enhance the portfolio's returns as compared to the Index. First, the adviser tries to extend the portfolio's average duration when it expects interest rates to fall and shorten the duration when it expects interest rates to rise. This method seeks to enhance the returns from favorable interest rate changes and reduce the effect of unfavorable changes.

Second, the adviser tries to structure the portfolio to take advantage of relative changes in interest rates. A portfolio's "structure" refers to whether it consists primarily of securities with durations close to the portfolio's average duration (a "bulleted" portfolio), securities with durations above and below the average duration (a "barbelled" portfolio), or securities with durations above, below and at the average duration (a "laddered" portfolio). For example, the adviser may use a bulleted portfolio when the adviser expects the difference between long term and short term interest rates to increase. This concentrates the portfolio in securities benefiting most or suffering least from the relative change in interest rates. The adviser may use a barbelled portfolio when it expects the difference between long term and short term interest rates to decrease, and a laddered portfolio when it expects long term and short term interest rates to change together.

Third, the adviser tries to obtain securities issued by agencies and instrumentalities of the U.S. that it expects to provide better returns than U.S. Treasury securities of comparable duration. The adviser's ability to use this method depends primarily on the availability of, and market demand for, such securities.

The adviser's interest rate outlook is the most important factor in selecting the methods used to manage the Fund's portfolio. The adviser formulates its interest rate outlook by analyzing a variety of factors such as:
o........current and expected U.S. economic growth,
o        current and expected interest rates and inflation,
o        the Federal Reserve's monetary policy, and
o        changes in the supply of or demand for U.S. government securities.

In selecting individual securities, the adviser analyzes how the security should perform in response to expected interest rate changes as compared to other securities of comparable risk.

As a consequence of this strategy, most of the Fund's portfolio consists of securities paying interest exempt from state taxation. However, the Fund also invests in repurchase agreements for U.S. government securities. Income from repurchase agreements is not exempt from state taxation. The Fund uses repurchase agreements to invest cash balances and shorten duration, so the amount of state taxable income may vary with market conditions. See "Tax Information" for an explanation of how your investment in the Fund may be taxed.

WHAT ARE THE PRINCIPAL SECURITIES IN WHICH THE FUND INVESTS?

The Fund invests primarily in the following types of U.S. government securities:

     U.S. Treasury Securities

     Treasury securities are direct obligations of the federal government of the United States.

     U.S. Government Agency Securities
     Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (GSE). Normally, the Fund invests only in GSE securities that are supported by the full faith and credit of the United States.

WHAT ARE THE SPECIFIC RISKS OF INVESTING IN THE FUND?

Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall. This is also referred to as "interest rate risk". Due to the Fund's average duration policy, it is expected to have less interest rate risk than Federated U.S. Government Securities Fund: 2-5 Years, Federated U.S. Government Securities Fund: 5-10 Years, or Federated U.S. Government Bond Fund, all of which have longer average durations than the Fund.

WHAT DO SHARES COST?
You can purchase, redeem, or exchange Shares any day the New York Stock Exchange
(NYSE) is open. When the Fund receives your transaction request in proper form, it is processed at the next calculated net asset value (NAV).

The Fund does not charge a front-end sales charge. NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.


HOW IS THE FUND SOLD?

The Fund offers two share classes: Institutional Shares and Institutional Service Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Service Shares. Each share class has different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other class.

The Fund's Distributor markets the Shares described in this prospectus to retail and private banking customers of financial institutions or individuals, directly or through investment professionals.

When the Distributor receives marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).


RULE 12B-1 PLAN
The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Institutional Service Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.


HOW TO PURCHASE SHARES

You may purchase Shares through an investment professional, directly from the Fund, or through an exchange from another Federated Fund. The Fund reserves the right to reject any request to purchase or exchange Shares.


THROUGH AN INVESTMENT PROFESSIONAL
o        Establish an account with the investment professional; and

o Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within one business day. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."


DIRECTLY FROM THE FUND

o Establish your account with the Fund by submitting a completed New Account Form; and

o        Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.


By Wire Send your wire to:

   State Street Bank and Trust Company
   Boston, MA
   Dollar Amount of Wire
   ABA Number 011000028
   Attention: EDGEWIRE
   Wire Order Number, Dealer Number, or Group Number
   Nominee/Institution Name
   Fund Name and Number and Account Number
You cannot purchase Shares by wire on holidays when wire transfers are restricted.


By Check
Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

   Federated Shareholder Services Company
   P.O. Box 8600
   Boston, MA 02266-8600
If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

   Federated Shareholder Services Company
   1099 Hingham Street
   Rockland, MA 02370-3317

     Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds).


THROUGH AN EXCHANGE
You may purchase Shares through an exchange from the same Share class of another Federated Fund. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.


BY AUTOMATED CLEARING HOUSE (ACH)
Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

HOW TO REDEEM AND EXCHANGE SHARES You should redeem or exchange Shares:

     o through an investment professional if you purchased Shares through an investment professional; or

o        directly from the Fund if you purchased Shares directly from the Fund.


THROUGH AN INVESTMENT PROFESSIONAL
Submit your redemption or exchange request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.


DIRECTLY FROM THE FUND

By Telephone
You may redeem or exchange Shares by calling the Fund once you have completed the appropriate authorization form for telephone transactions.

If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) you will receive a redemption amount based on that day's NAV.


By Mail
You may redeem or exchange Shares by mailing a written request to the Fund.

You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

   Federated Shareholder Services Company
   P.O. Box 8600
   Boston, MA 02266-8600
Send requests by private courier or overnight delivery service to:

   Federated Shareholder Services Company
   1099 Hingham Street
   Rockland, MA 02370-3317 All requests must include:

o        Fund Name and Share Class, account number and account registration;

o        amount to be redeemed or exchanged;

o        signatures of all Shareholders exactly as registered; and

o if exchanging, the Fund Name and Share Class, account number and account registration into which you are exchanging.

Call your investment professional or the Fund if you need special instructions.


Signature Guarantees Signatures must be guaranteed if:

     o your redemption will be sent to an address other than the address of record;

     o your redemption will be sent to an address of record that was changed within the last 30 days;

     o a redemption is payable to someone other than the shareholder(s) of record; or

o if exchanging (transferring) into another fund with a different shareholder registration.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.


PAYMENT METHODS FOR REDEMPTIONS
Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

     o an electronic transfer to your account at a financial institution that is an ACH member; or

o wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.


Redemption in Kind
Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.


LIMITATIONS ON REDEMPTION PROCEEDS
Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

o        to allow your purchase to clear;

o        during periods of market volatility; or

o when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.


EXCHANGE PRIVILEGES
You may exchange Shares of the Fund into Shares of the same class of another Federated Fund. To do this, you must:

o        ensure that the account registrations are identical;

o        meet any minimum initial investment requirements; and

o        receive a prospectus for the fund into which you wish to exchange.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

The Fund may modify or terminate the exchange privilege at any time. The Fund's management or investment adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to the Fund and other shareholders. If this occurs, the Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other Federated Funds.


ADDITIONAL CONDITIONS

Telephone Transactions
The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.


Share Certificates
The Fund no longer issues share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

ACCOUNT AND SHARE INFORMATION

CONFIRMATIONS AND ACCOUNT STATEMENTS
You will receive confirmation of purchases, redemptions and exchanges. In addition, you will receive periodic statements reporting all account activity, including dividends and capital gains paid.


DIVIDENDS AND CAPITAL GAINS
The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a dividend or capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.


ACCOUNTS WITH LOW BALANCES
Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.


TAX INFORMATION
The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be primarily dividends. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.


WHO MANAGES THE FUND?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Management. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Fund's portfolio managers are:

     Susan M. Nason has been the Fund's portfolio manager since September 1991. She is Vice President of the Fund. Ms. Nason joined Federated in 1987 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1997. Ms. Nason served as a Portfolio Manager and Vice President of the Adviser from 1993 to 1997. Ms. Nason is a Chartered Financial Analyst and received her M.S.I.A. concentrating in Finance from Carnegie Mellon University.

     Robert J. Ostrowski has been the Fund's portfolio manager since September 1997. Mr. Ostrowski joined Federated in 1987 as an Investment Analyst and has been a Senior Vice President of the Fund's Adviser since September 1997. Mr. Ostrowski served as Vice President of the Fund's Adviser from 1993 to 1997, and as an Assistant Vice President from 1992 to 1993. Mr. Ostrowski is a Chartered Financial Analyst. He received his M.S. in Industrial Administration from Carnegie Mellon University.

The Adviser and other subsidiaries of Federated advise approximately 175 mutual funds and separate accounts, which total approximately $111 billion in assets as of December 31, 1998. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.


Advisory Fees
The Adviser receives an annual investment advisory fee of 0.40% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.


Year 2000 Readiness
The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses that rely on computers, like the Fund.

While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase.

The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Fund.

FINANCIAL INFORMATION

FINANCIAL HIGHLIGHTS
The following Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in this prospectus.

Financial Statements to be filed by Amendment.

FEDERATED U.S. GOVERNMENT SECURITIES FUND:  1-3 YEARS

institutional service shares

A Statement of Additional Information (SAI) dated April 30, 1999, is incorporated by reference into this prospectus. Additional information about the Fund's investments is contained in the Fund's annual and semi-annual reports to shareholders as they become available. The annual report discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, the annual report, semi-annual report and other information without charge, call your investment professional or the Fund at 1-800-341-7400.

You can obtain information about the Fund (including the SAI) by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, DC 20549-6009 or from the Commission's Internet site at http://www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.

Investment Company Act File No. 811-3947
Cusip 31428M209

8032806A (4/99))







Statement of Additional Information



FEDERATED U.S. GOVERNMENT SECURITIES
FUND:  1-3 YEARS


institutional shares

institutional service shares


     This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectuses for Institutional Shares and Institutional Service Shares of Federated U.S. Government Securities Fund: 1-3 Years, dated April 30, 1999. Obtain the prospectuses without charge by calling 1-800-341-7400.




April 30, 1999







                                  Contents
                                  How is the Fund Organized?
                                  Securities in Which the Fund Invests
                                  What do Shares Cost?
                                  How is the Fund Sold?
                                  Subaccounting Services
                                  Redemption in Kind
                                  Massachusetts Partnership Law
                                  Account and Share Information
                                  Tax Information
                                  Who Manages and Provides Services to the Fund? How Does the Fund Measure Performance?
                                  Who is Federated Investors, Inc.?
                                  Addresses
Cusip 31428M100
Cusip 31428M209


8032806B (4/99)

HOW IS THE FUND ORGANIZED?

The Fund is a diversified open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on January 3, 1984. The Fund changed its name from Federated Short-Intermediate Government Trust to Federated U.S. Government Securities Fund: 1-3 Years on April 13, 1995. The Fund's investment adviser is Federated Management (Adviser).

INVESTMENT STRATEGY

The Fund's dollar-weighted average portfolio maturity may not exceed three years. Further, the Fund is required to maintain a minimum weighted average portfolio maturity of one year. This one to three year portfolio maturity range is a fundamental investment policy that may not be changed without shareholder approval. The Adviser manages the portfolio by targeting a dollar-weighted average duration that is consistent with the Fund's fundamental maturity constraints because duration is a more accurate and useful measure of interest rate risk.

Duration is a measure of the average time to receipt of cash from a bond. The only instance in which duration is equal to time-to-maturity is a zero-coupon bond; where all cash is received at maturity. In the case of a coupon bond, cash is received at least annually or semi-annually. In the case of a coupon bond with a three-year maturity, the average time to receipt of cash should be between 1 and 3. The formula for duration places more weight on the dates when cash flows are relatively large. Since in the case of the three-year coupon bond, most of the cash is received at the end of year 3, the average time to receipt of cash will be closer to 3 than to 1.

The Adviser selects securities used to lengthen or shorten the portfolio's average duration by comparing the returns currently offered by different investments to their historical and expected returns.

SECURITIES IN WHICH THE FUND INVESTS

In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective.

Fixed Income Securities

     U.S. government securities pay interest at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of the security must repay the principal amount of the security, normally within a specified time.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of securities in which the Fund invests.

     U.S. Treasury Securities

     Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

     U.S. Government Agency Securities

     Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States government supports some GSEs with its full, faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.

     Zero Coupon Securities

     Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the market and credit risks of a zero coupon security.

     There are many forms of zero coupon securities. Some are issued at a discount and are referred to as zero coupon or capital appreciation bonds. Others are created from interest bearing bonds by separating the right to receive the bond's coupon payments from the right to receive the bond's principal due at maturity, a process known as coupon stripping. Treasury STRIPs are the most common forms of stripped zero coupon securities.

Special Transactions

     Repurchase Agreements

     Repurchase agreements are transactions in which the Fund buys a U.S. government security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

     The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

     Repurchase agreements are subject to credit risks.

     Delayed Delivery Transactions

     Delayed delivery transactions, including when issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its Shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create market risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

     Asset Coverage

     In order to secure its obligations in connection with special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations. This may cause the Fund to miss favorable trading opportunities or to realize losses on special transactions.

     Investing in Securities of Other Investment Companies

     The Fund may invest its assets in securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash.



INVESTMENT RISKS

There are many factors which may effect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.

Bond Market Risks
o Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

Credit Risks
o Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

Call Risks
o Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.
o If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.



FUNDAMENTAL INVESTMENT POLICIES

     The Fund will invest only in U.S. government securities with remaining maturities of three and one half years or less.

     U.S. government securities include: (1) A variety of U.S. Treasury obligations, which differ only in their interest rates, maturities and times of issuance: (a) U.S. Treasury bills which have a maturity of one year or less and
(b) U.S. Treasury notes which have remaining maturities of one to three and one-half years; (2) obligations issued or guaranteed by U.S. government agencies and instrumentalities which are supported by any of the following: (a) the full faith and credit of the U.S. Treasury (such as Government National Mortgage Association pass through and modified participation certificates), (b) the right of the issuer to borrow an amount limited to a specific line of credit from the U.S. Treasury, (c) discretionary authority of the U.S. government to purchase obligations of the U.S. government agency or instrumentality or (d) the credit of the instrumentality.

     The Fund may enter into repurchase agreements, under which the Fund may acquire U.S government securities subject to an obligation of the seller to repurchase and the Fund to resell the instrument at a fixed price, time, and interest payment.

     Portfolio transactions are undertaken principally to accomplish the Fund's objective in relation to movement in the general level of interest rates and to invest new money obtained from the sale of Fund Shares and to meet redemptions of Fund Shares. The Fund is free to dispose of portfolio securities at any time when changes in circumstances or conditions make such a move desirable in light of the investment objective and policies heretofore stated.



INVESTMENT LIMITATIONS


Selling Short and Buying on Margin

     The Fund will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as may be necessary for clearance of purchases and sales of securities.


Borrowing Money

     The Fund will not borrow money except as a temporary measure for extraordinary or emergency purposes and then only in amounts not in excess of 5% of the value of its total assets or in an amount up to one-third of the value of its total assets, including the amount borrowed, in order to meet redemption requests without immediately selling portfolio securities. This borrowing provision is not for investment leverage but solely to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities would be inconvenient or disadvantageous.

     Interest paid on borrowed funds will not be available for investment. The Fund will liquidate any such borrowings as soon as possible and may not purchase any portfolio securities while the borrowings are outstanding.


Pledging Assets

     The Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, it may mortgage, pledge, or hypothecate assets having a market value not exceeding 10% of the value of total assets at the time of the borrowing.


Lending Cash or Securities

     The Fund will not lend any of its assets, except that it may purchase or hold U.S. government securities, including repurchase agreements, permitted by its investment objective and policies.


The above limitations cannot be changed unless authorized by the "vote of a majority of its outstanding voting securities," as defined by the Investment Company Act.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.

The Fund did not borrow money or pledge securities in excess of 5% of the value of its net assets during the last fiscal year and has no present intent to do so in the coming fiscal year.

As a matter of operating policy, the Fund will not purchase any securities while borrowings in excess of 5% of its total assets are outstanding.


DETERMINING MARKET VALUE OF SECURITIES
Market values of the Fund's portfolio securities are determined as follows:

         for bonds and other fixed income securities, at the last sale price on a national securities exchange, if available, otherwise, as determined by an independent pricing service;

         for short-term obligations, according to the mean between bid and asked prices as furnished by an independent pricing service, except that short-term obligations with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost or at fair market value as determined in good faith by the Board; and

     for all other securities, at fair value as determined in good faith by the Board.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider: institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

WHAT DO SHARES COST?

The Fund's net asset value (NAV) per Share fluctuates and is based on the market value of all securities and other assets of the Fund. The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

HOW IS THE FUND SOLD?

Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.), located at Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779, offers Shares on a continuous, best-efforts basis.


RULE 12B-1 PLAN (institutional Service Shares)
As a compensation-type plan, the Rule 12b-1 Plan is designed to pay the Distributor (who may then pay investment professionals such as banks, broker/dealers, trust departments of banks, and registered investment advisers) for marketing activities (such as advertising, printing and distributing prospectuses, and providing incentives to investment professionals) to promote sales of Shares so that overall Fund assets are maintained or increased. This helps the Fund achieve economies of scale, reduce per Share expenses, and provide cash for orderly portfolio management and Share redemptions. Also, the Fund's service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

The Fund may compensate the Distributor more or less than its actual marketing expenses. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

For some classes of Shares, the maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing related expenses the Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.


SHAREHOLDER SERVICES
The Fund may pay Federated Shareholder Services Company, a subsidiary of Federated Investors, Inc. (Federated), for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.


SUPPLEMENTAL PAYMENTS
Investment professionals may be paid fees out of the assets of the Distributor and/or Federated Shareholder Services Company (but not out of Fund assets). The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates. Investment professionals receive such fees for providing distribution-related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, investment professionals may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the investment professional sells or may sell and/or upon the type and nature of sales or marketing support furnished by the investment professional.

SUBACCOUNTING SERVICES

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial, or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Fund. To protect its shareholders, the Fund has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Fund.

In the unlikely event a shareholder is held personally liable for the Fund's obligations, the Fund is required by the Declaration of Fund to use its property to protect or compensate the shareholder. On request, the Fund will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Fund. Therefore, financial loss resulting from liability as a shareholder will occur only if the Fund itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS
Each Share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All Shares of the Fund have equal voting rights, except that in matters affecting only a particular class, only Shares of that class are entitled to vote. All Shares of the Fund have equal voting rights, except that in matters affecting only a particular class, only Shares of that class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Fund's outstanding shares of all series entitled to vote.

As of February 8, 1999, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Shares: Charles Schwab & Co. Inc., San Francisco, CA owned approximately 4,943,109 Shares (8.76%) of the outstanding Institutional Shares; Sheldon & Co. National City Bank, Cleveland, OH owned approximately 5,137,602 Shares (9.11%) of the outstanding Institutional Shares; Thrift Plan for Employees of the Federal Reserve System, New York, NY owned approximately 2,908,327 Shares (5.16%) of the outstanding Institutional Shares; The Northern Trust Company, Chicago, IL owned approximately 9,444,260 Shares (16.74%) of the outstanding Institutional Shares; and Charles Schwab & Co. Inc. owned approximately 239,370 Shares (5.07%) of the outstanding Institutional Service Shares.

TAX INFORMATION

FEDERAL INCOME TAX
The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will pay federal income tax.

WHO MANAGES AND PROVIDES SERVICES TO THE FUND?

BOARD OF TRUSTEES
The Board is responsible for managing the Fund's business affairs and for exercising all the Fund's powers except those reserved for the shareholders. Information about each Board member is provided below and includes each person's: name, address, birthdate, present position(s) held with the Fund, principal occupations for the past five years and positions held prior to the past five years, total compensation received as a Trustee from the Fund for its most recent fiscal year, and the total compensation received from the Federated Fund Complex for the most recent calendar year. The Federated Fund Complex is comprised of 54 investment companies, whose investment advisers are affiliated with the Fund's Adviser.

As of February 8, 1999, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Shares.

An asterisk (*) denotes a Trustee who is deemed to be an interested person as defined in the Investment Company Act of 1940. The following symbol (#) denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.



Name
Birthdate                                                                                     Aggregate           Total Compensation
Address                            Principal Occupations                                      Compensation        From Fund and Fund
Position With Fund                 for Past 5 Years                                           From Fund           Complex

John F. Donahue*+                  Chief Executive Officer and Director or Trustee of             $0     $0 for the
Birthdate: July 28, 1924           the Federated Fund Complex; Chairman and Director,                    Fund and 54 other
Federated Investors Tower          Federated Investors, Inc.; Chairman and Trustee,                      investment
1001 Liberty Avenue                Federated Advisers, Federated Management, and                         companies
Pittsburgh, PA                     Federated Research; Chairman and Director, Federated                  in the Fund Complex
CHAIRMAN AND TRUSTEE               Research Corp., and Federated Global Research Corp.;
                                   Chairman, Passport Research, Ltd.

Thomas G. Bigley                   Director or Trustee of the Federated Fund Complex;              $     $113,860.22 for the
Birthdate: February 3, 1934        Director, Member of Executive Committee, Children's                   Fund and 54 other
15 Old Timber Trail                Hospital of Pittsburgh; formerly: Senior Partner,                     investment
Pittsburgh, PA                     Ernst & Young LLP; Director, MED 3000 Group, Inc.;                    companies
TRUSTEE                            Director, Member of Executive Committee, University                   in the Fund Complex
                                   of Pittsburgh.


John T. Conroy, Jr.                Director or Trustee of the Federated Fund Complex;              $     $125,264.48 for the
Birthdate: June 23, 1937           President, Investment Properties Corporation; Senior                  Fund and 54 other
Wood/IPC Commercial Dept.          Vice President, John R. Wood and Associates, Inc.,                    investment
John R. Wood Associates, Inc.      Realtors; Partner or Trustee in private real estate                   companies
Realtors                           ventures in Southwest Florida; formerly: President,                   in the Fund Complex
3255 Tamiami Trial North           Naples Property Management, Inc. and Northgate
Naples, FL                         Village Development Corporation.
TRUSTEE

Nicholas Constantakis              Director or Trustee of the Federated Fund Complex;              $     $47,958.02  for the
Birthdate: September 3, 1939       formerly: Partner, Andersen Worldwide SC.                             Fund and 29 other
175 Woodshire Drive                                                                                      investment
Pittsburgh, PA                                                                                           companies
TRUSTEE                                                                                                  in the Fund Complex

William J. Copeland                Director or Trustee of the Federated Fund Complex;              $     $125,264.48 for the
Birthdate: July 4, 1918            Director and Member of the Executive Committee,                       Fund and 54 other
One PNC Plaza-23rd Floor           Michael Baker, Inc.; formerly: Vice Chairman and                      investment
Pittsburgh, PA                     Director, PNC Bank, N.A., and PNC Bank Corp.;                         companies
TRUSTEE                            Director, Ryan Homes, Inc.                                            in the Fund Complex

                                   Previous Positions: Director, United Refinery;
                                   Director, Forbes Fund; Chairman, Pittsburgh
                                   Foundation; Chairman, Pittsburgh Civic Light Opera.

John F. Cunningham++               Director or Trustee of some of the Federated Funds;             $     $0 for the Fund and
Birthdate: March 5, 1943           Chairman, President and Chief Executive Officer,                      26 other investment
353 El Brillo Way                  Cunningham & Co., Inc. ; Trustee Associate, Boston                    companies in the
Palm Beach, FL                     College; Director, EMC Corporation; formerly:                         Fund Complex
TRUSTEE                            Director, Redgate Communications.

                                   Previous Positions: Chairman of the Board and Chief
                                   Executive Officer, Computer Consoles, Inc.; President
                                   and Chief Operating Officer, Wang Laboratories;
                                   Director, First National Bank of Boston; Director,
                                   Apollo Computer, Inc.

James E. Dowd, Esq.                Director or Trustee of the Federated Fund Complex;              $     $125,264.48 for the
Birthdate: May 18, 1922            Attorney-at-law; Director, The Emerging Germany Fund,                 Fund and 54 other
571 Hayward Mill Road              Inc.                                                                  investment
Concord, MA                                                                                              companies
TRUSTEE                            Previous Positions: President, Boston Stock Exchange,                 in the Fund Complex
                                   Inc.; Regional Administrator, United States
                                   Securities and Exchange Commission.

Lawrence D. Ellis, M.D.*           Director or Trustee of the Federated Fund Complex;              $     $113,860.22 for the
Birthdate: October 11, 1932        Professor of Medicine, University of Pittsburgh;                      Fund and 54 other
3471 Fifth Avenue                  Medical Director, University of Pittsburgh Medical                    investment
Suite 1111                         Center - Downtown; Hematologist, Oncologist, and                      companies
Pittsburgh, PA                     Internist, University of Pittsburgh Medical Center;                   in the Fund Complex
TRUSTEE                            Member, National Board of Trustees, Leukemia Society
                                   of America.

Edward L. Flaherty, Jr., Esq.      Director or Trustee of the Federated Fund Complex;              $     $125,264.48 for the
#                                  Attorney, of Counsel, Miller, Ament, Henny & Kochuba;                 Fund and 54 other
Birthdate: June 18, 1924           Director Emeritus, Eat'N Park Restaurants, Inc.;                      investment
Miller, Ament, Henny & Kochuba     formerly: Counsel, Horizon Financial, F.A., Western                   companies
205 Ross Street                    Region; Partner, Meyer and Flaherty.                                  in the Fund Complex
Pittsburgh, PA
TRUSTEE

Peter E. Madden                    Director or Trustee of the Federated Fund Complex;              $     $113,860.22 for the
Birthdate: March 16, 1942          formerly: Representative, Commonwealth of                             Fund and 54 other
One Royal Palm Way                 Massachusetts General Court; President, State Street                  investment
100 Royal Palm Way                 Bank and Trust Company and State Street Corporation.                  companies
Palm Beach, FL                                                                                           in the Fund Complex
TRUSTEE                            Previous Positions: Director, VISA USA and VISA
                                   International; Chairman and Director, Massachusetts
                                   Bankers Association; Director, Depository Trust
                                   Corporation.

John E. Murray, Jr., J.D.,         Director or Trustee of the Federated Fund Complex;              $     $113,860.22 for the
S.J.D.                             President, Law Professor, Duquesne University;                        Fund and 54 other
Birthdate: December 20, 1932       Consulting Partner, Mollica & Murray.                                 investment
President, Duquesne University                                                                           companies
Pittsburgh, PA                     Previous Positions: Dean and Professor of Law,                        in the Fund Complex
TRUSTEE                            University of Pittsburgh School of Law; Dean and
                                   Professor of Law, Villanova University School of Law.

Wesley W. Posvar                   Director or Trustee of the Federated Fund Complex;              $     $113,860.22 for the
Birthdate: September 14, 1925      President, World Society of Ekistics (metropolitan                    Fund and 54 other
1202 Cathedral of Learning         planning), Athens; Professor, International Politics;                 investment
University of Pittsburgh           Management Consultant; Trustee, Carnegie Endowment                    companies
Pittsburgh, PA                     for International Peace, RAND Corporation, Online                     in the Fund Complex
TRUSTEE                            Computer Library Center, Inc., National Defense
                                   University and U.S. Space Foundation;
                                   President Emeritus, University of Pittsburgh;
                                   Founding Chairman, National Advisory Council
                                   for Environmental Policy and Technology,
                                   Federal Emergency Management Advisory Board;
                                   Trustee, Czech Management Center, Prague.

                                   Previous Positions: Professor, United States Military
                                   Academy; Professor, United States Air Force Academy.


Marjorie P. Smuts                  Director or Trustee of the Federated Fund Complex;              $     $113,860.22 for the
Birthdate: June 21, 1935           Public Relations/Marketing/Conference Planning.                       Fund and 54 other
4905 Bayard Street                                                                                       investment
Pittsburgh, PA                     Previous Positions: National Spokesperson, Aluminum                   companies
TRUSTEE                            Company of America; business owner.                                   in the Fund Complex

Glen R. Johnson                    Trustee, Federated Investors, Inc.; staff member,               $     $0 for the Fund and
Birthdate: May 2, 1929             Federated Securities Corp.                                            8 other investment
Federated Investors Tower                                                                                companies in the
1001 Liberty Avenue                                                                                      Fund Complex
Pittsburgh, PA
PRESIDENT

J. Christopher Donahue+            President or Executive Vice President of the                   $0     $0 for the Fund and
Birthdate: April 11, 1949          Federated Fund Complex; Director or Trustee of some                   16 other investment
Federated Investors Tower          of the Funds in the Federated Fund Complex; President                 companies in the
1001 Liberty Avenue                and Director, Federated Investors, Inc.; President                    Fund Complex
Pittsburgh, PA                     and Trustee, Federated Advisers, Federated
EXECUTIVE VICE PRESIDENT           Management, and Federated Research; President and
                                   Director, Federated Research Corp. and Federated
                                   Global Research Corp.; President, Passport Research,
                                   Ltd.; Trustee, Federated Shareholder Services
                                   Company; Director, Federated Services Company.





Edward C. Gonzales                 Trustee or Director of some of the Funds in the                $0     $0 for the Fund and
Birthdate: October 22, 1930        Federated Fund Complex; President, Executive Vice                     1 other investment
Federated Investors Tower          President and Treasurer of some of the Funds in the                   company in the Fund
1001 Liberty Avenue                Federated Fund Complex; Vice Chairman, Federated                      Complex
Pittsburgh, PA                     Investors, Inc.; Vice President, Federated Advisers,
EXECUTIVE VICE PRESIDENT           Federated Management, Federated Research, Federated
                                   Research Corp., Federated Global Research Corp. and
                                   Passport Research, Ltd.; Executive Vice President and
                                   Director, Federated Securities Corp.; Trustee,
                                   Federated Shareholder Services Company.

John W. McGonigle                  Executive Vice President and Secretary of the                  $0     $0 for the Fund and
Birthdate: October 26, 1938        Federated Fund Complex; Executive Vice President,                     54 other investment
Federated Investors Tower          Secretary, and Director, Federated Investors, Inc.;                   companies in the
1001 Liberty Avenue                Trustee, Federated Advisers, Federated Management,                    Fund Complex
Pittsburgh, PA                     and Federated Research; Director, Federated Research
EXECUTIVE VICE PRESIDENT           Corp. and Federated Global Research Corp.; Director,
AND SECRETARY                      Federated Services Company; Director, Federated
                                   Securities Corp.

Richard J. Thomas                  Treasurer of the Federated Fund Complex; Vice                  $0     $0 for the Fund and
Birthdate:  June 17, 1954          President - Funds Financial Services Division,                        54 other investment
Federated Investors Tower          Federated Investors, Inc.; Formerly: various                          companies in the
1001 Liberty Avenue                management positions within Funds Financial Services                  Fund Complex
Pittsburgh, PA                     Division of Federated Investors, Inc.
TREASURER

Richard B. Fisher                  President or Vice President of some of the Funds in            $0     $0 for the Fund and
Birthdate: May 17, 1923            the Federated Fund Complex; Director or Trustee of                    6 other investment
Federated Investors Tower          some of the Funds in the Federated Fund Complex;                      companies in the
1001 Liberty Avenue                Executive Vice President, Federated Investors, Inc.;                  Fund Complex
Pittsburgh, PA                     Chairman and Director, Federated Securities Corp.
VICE PRESIDENT

Susan M. Nason                    Susan M. Nason has been the Fund's portfolio manager            $0     $0 for the Fund and
Birthdate:  August 29, 1961       since September 1991. She is Vice President of the                     3 other investment
Federated Investors Tower         Fund. Ms. Nason joined Federated in 1987 and has been                  companies in the
1001 Liberty Avenue               a Senior Portfolio Manager and Senior Vice President                   Fund Complex
Pittsburgh, PA                    of the Fund's Adviser since 1997.  Ms. Nason served as
VICE PRESIDENT                    a Portfolio Manager and Vice President of the Adviser
                                  from 1993 to 1997.  Ms. Nason is a Chartered Financial
                                  Analyst and received her M.S.I.A. concentrating  in
                                  Finance from Carnegie Mellon University.


William D. Dawson, III             Chief Investment Officer of this Fund and various              $0     $0 for the Fund and
Birthdate: March 3, 1949           other Funds in the Federated Fund Complex; Executive                  41 other investment
Federated Investors Tower          Vice President, Federated Investment Counseling,                      companies in the
1001 Liberty Avenue                Federated Global Research Corp., Federated Advisers,                  Fund Complex
Pittsburgh, PA                     Federated Management, Federated Research, and
CHIEF INVESTMENT OFFICER           Passport Research, Ltd.; Registered Representative,
                                   Federated Securities Corp.; Portfolio
                                   Manager, Federated Administrative Services;
                                   Vice President, Federated Investors, Inc.;
                                   Formerly: Executive Vice President and Senior
                                   Vice President, Federated Investment
                                   Counseling Institutional Portfolio Management
                                   Services Division; Senior Vice President,
                                   Federated Research Corp., Federated Advisers,
                                   Federated Management, Federated Research, and
                                   Passport Research, Ltd.


+ Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President of the Fund.

++ Mr. Cunningham became a member of the Board of Trustees on January 1, 1999. He did not earn any fees for serving the Fund Complex since these fees are reported as of the end of the last calendar year. He did not receive any fees as of the fiscal year end of the Fund.



INVESTMENT ADVISER
The Adviser conducts investment research and makes investment decisions for the Fund.

The Adviser is a wholly-owned subsidiary of Federated.

The Adviser shall not be liable to the Fund or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Fund.


Other Related Services
Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.


BROKERAGE TRANSACTIONS
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser may select brokers and dealers based on whether they also offer research services (as described below). In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.


Research Services
Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the Adviser or by affiliates of Federated in advising other accounts. To the extent that receipt of these services may replace services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

For the fiscal year ended, February 28, 1999, the Fund's Adviser directed brokerage transactions to certain brokers due to research services they provided. The total amount of these transactions was $______ for which the Fund paid $_______ in brokerage commissions.

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.


ADMINISTRATOR
Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:

Maximum Administrative Fee      Average Aggregate Daily Net Assets of the
                                   Federated Funds
0.150 of 1%                     on the first $250 million
0.125 of 1%                     on the next $250 million
0.100 of 1%                     on the next $250 million
0.075 of 1%                     on assets in excess of $750 million
The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.


CUSTODIAN
State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street Bank.


TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type, and number of accounts and transactions made by shareholders.


INDEPENDENT PUBLIC ACCOUNTANTs
Ernst & Young LLP is the independent public accountant for the Fund.


FEES PAID BY THE FUND FOR SERVICES
For the Year ended February 28,             1999       1998           1997
Advisory Fee Earned                            $      $2,742,606  $2,917,433
Advisory Fee Reduction                         $      $46,875       $160,105
Brokerage Commissions                          $         ---          ---
Administrative Fee                             $      $517,508      $551,185
12b-1 Fee
   Institutional Service Shares                $   ---                ---
Shareholder Services Fee
   Institutional Shares                        $   ----              ----
   Institutional Service Shares                $   ----              ----
Fees are allocated among Classes based on their pro rata share of Fund assets, except for marketing (Rule 12b-1) fees and shareholder services fees, which are borne only by the applicable Class of Shares.

HOW DOES THE FUND MEASURE PERFORMANCE?


The Fund may advertise Share performance by using the Securities and Exchange Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Unless otherwise stated, any quoted Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.


Average Annual Total Returns and Yield
Total returns given for the one-, five- and ten-year periods ended February 28, 1999.

Yield given for the 30-day period ended February 28, 1999.


                                                   30 -Day Period         1 Year        5 Years           10 Years
INSTITUTIONAL SHARES
Total Return                                      N/A
Yield




Total returns given for the one-, five- and since inception periods ended
February 28, 1999.

Yield given for the 30-day period ended February 28, 1999.

                                                   30 -Day Period         1 Year        5 Years           Since Inception
on May 29, 1992
INSTITUTIONAL SERVICE SHARES
Total Return                                      N/A
Yield



TOTAL RETURN
Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.


YIELD
The yield of Shares is calculated by dividing: (i) the net investment income per Share earned by the Shares over a thirty-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.


PERFORMANCE COMPARISONS
Advertising and sales literature may include:

     o references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

o charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

o discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Funds; and

o information about the mutual fund industry from sources such as the Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

o Merrill Lynch 1-3 Year Treasury Index is an unmanaged index tracking short-term U.S. government securities with maturities between 1 and 2.99 years. The index is produced by Merrill Lynch, Pierce, Fenner & Smith, Inc.

o Lehman Brothers Intermediate Government Index is an unmanaged index comprised of all publicly issued, non-convertible domestic debt of the U.S. government or any agency thereof, or any quasi-federal corporation and of corporate debt guaranteed by the U.S. government. Only notes and bonds with minimum outstanding principal of $1 million and minimum maturity of one year and maximum maturity of ten years are included.

o Merrill Lynch 2-Year Treasury Curve Index is comprised of the most recently issued 2-year U.S. Treasury notes. Index returns are calculated as total returns for periods of one, three, six, and twelve months as well as year-to-date.

o Merrill Lynch U.S. Treasury Short Term Index (1-2.99 years) is an unmanaged index tracking short-term U.S. government securities with maturities between 1 and 2.99 years. The index is produced by Merrill Lynch, Pierce, Fenner & Smith, Inc. 2-Year Treasury Note --Source: Wall Street Journal, Bloomberg Financial Markets, and Telerate.

o Morningstar, Inc., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.


WHO IS FEDERATED INVESTORS, INC.?

Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state-of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.


Federated Funds overview

Municipal Funds
In the municipal sector, as of December 31, 1998, Federated managed 10 bond funds with approximately $2.2 billion in assets and 23 money market funds with approximately $12.5 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.


Equity Funds
In the equity sector, Federated has more than 28 years' experience. As of December 31, 1998, Federated managed 27 equity funds totaling approximately $14.9 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.


Corporate Bond Funds
In the corporate bond sector, as of December 31, 1998, Federated managed 9 money market funds and 15 bond funds with assets approximating $22.8 billion and $7.1 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 26 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset-backed securities market, a market totaling more than $209 billion.


Government Funds
In the government sector, as of December 31, 1998, Federated manages 9 mortgage-backed, 5 government/ agency and 19 government money market mutual funds, with assets approximating $5.3 billion, $1.8 billion and $41.6 billion, respectively. Federated trades approximately $425 million in U.S. government and mortgage-backed securities daily and places approximately $25 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $43.2 billion in government funds within these maturity ranges.


Money Market Funds
In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1998, Federated managed more than $76.7 billion in assets across 52 money market funds, including 19 government, 9 prime and 23 municipal with assets approximating $41.6 billion, $22.8 billion and $12.5 billion, respectively.

     The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield - J. Thomas Madden; U.S. fixed income -William D. Dawson, III; and global equities and fixed income - Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated advisory companies.


Mutual Fund Market
Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $5 trillion to the more than 7,300 funds available, according to the Investment Company Institute.


Federated Clients Overview

Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:

Institutional Clients
Federated meets the needs of approximately 900 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John B.
Fisher, President, Institutional Sales Division, Federated Securities Corp.


Bank Marketing
Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.


Broker/Dealers and Bank Broker/Dealer Subsidiaries
Federated Funds are available to consumers through major brokerage firms nationwide--we have over 2,200 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F.
Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.

ADDRESSES

federated u.s. government securities fund:  1-3 years

Institutional Shares
Institutional Service Shares

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000


Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue,
Pittsburgh, PA 15222-3779


Investment Adviser
Federated Management
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Custodian
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600


Transfer Agent and Dividend Disbursing Agent
Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Independent Public Accountants

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072



PART C.         OTHER INFORMATION.

Item 23.          Exhibits:

(a)      (i)      Conformed copy of the Amended and Restated Declaration of
                    Trust of the Registrant; (9)
         (ii)  Conformed copy of Amendment No. 3 to Declaration of Trust; (11)
(b)      (i)      Copy of the Amended By-laws of the Registrant; (11)
(ii)     Copy of Amendment No. 1 to the By-Laws of the Registrant; (14)
(iii)    Copy of Amendment No. 4 to the By-Laws of the Registrant; +
(iv)     Copy of Amendment No. 5 to the By-Laws of the Registrant; +
(v)      Copy of Amendment No. 6 to the By-Laws of the Registrant; +
 (c)      (i)      Copy of Specimen Certificate of Shares of Beneficial
                         Interest of the Registrant; (11)
 (d)      (i)      Conformed copy of the Investment Advisory Contract of the
                    Registrant; (10)
 (e)      (i)      Conformed copy of the Distributor's Contract of the
                    Registrant; (11)
          (ii)     The Registrant hereby incorporates the
                   conformed copy of the specimen Mutual Funds
                   Sales and Service Agreement; Mutual Funds
                   Service Agreement; and Plan Trustee/ Mutual
                   Funds Service Agreement from Item 24 (b)(6)
                   of the Cash Trust Series II Registration
                   Statement on Form N-1A, filed with the
                   Commission on July 24, 1995. (File Numbers
                   33-38550 and 811-6269).
 (f)      Not applicable;
 (g)      (i)      Conformed copy of the Custodian Agreement of the
                    Registrant; (11)
          (ii)     Conformed copy of Custodian Fee Schedule; (14)


 _________

+     All exhibits have been filed electronically

9. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 19 to its Registration Statement on Form N-1A filed February 26, 1993. (File Nos. 2-89028 and 811-3947).

10. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 23 to its Registration Statement on Form N-1A filed April 27, 1994. (File Nos. 2-89028 and 811-3947).

11. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 25 to its Registration Statement on Form N-1A filed April 17, 1995. (File Nos. 2-89028 and 811-3947).

14. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 30 to its Registration Statement on Form N-1A filed April 24, 1998. (File Nos. 2-89028 and 811-3947).

(h)      (i)      The responses described in Item 23(e)(ii) are hereby
                    incorporated by reference.
         (ii)     Conformed copy of Amended and Restated Shareholder Services
                    Agreement; (14)
         (iii)    Conformed copy of Amended and Restated Agreement for Fund
                    Accounting Services, Administrative Services,
                  Transfer Agency Services, and Custody Services Procurement; +
         (iv)     The Registrant hereby incorporates by
                  reference the conformed copy of Shareholder
                  Services Sub-Contract between Fidelity and
                  Federated Shareholder Services from Item
                  24(b)(9)(iii) of the Federated GNMA Trust
                  Registration Statement on Form N-1A, filed
                  with the Commission on March 25, 1996. (File
                  Nos. 2-75670 and 811-3375).
 (i) Copy of the Opinion of Counsel as to the Legality of the
 Securities Being Registered; (13) (j) Conformed copy of
 Consent of Independent Auditors;(14) (k) Not applicable; (l)
 Copy of Initial Capital Understanding; (14)
(m)      (i)               Conformed copy of Distribution Plan; (11)
                           (ii) The responses described in Item 23(e)(ii) are
                   hereby incorporated by reference. (n) Copy of Financial Data Schedules; (14) (o) The Registrant hereby incorporates the conformed copy of the specimen Multiple Class Plan from Item 24(b)(18) of the World Investment Series, Inc. Registration Statement on Form N-1A, filed with the Commission on January 26, 1996.  (File Nos. 33-52149  and 811-07141);
                   (p)     (i)      Conformed copy of Power of Attorney of the
                                      Registrant;
                           (ii)  Conformed copy of Power of Attorney of Chief
                                    Investment Officer of the Registrant; +
(iii) Conformed copy of Power of Attorney of Treasurer of the Registrant; + (iv)
Conformed copy of Power of Attorney of Trustee of the .....Registrant; +


Item 24.          Persons Controlled by or Under Common Control with the Fund:

                  None


---------------------
+     All exhibits have been filed electronically


11. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 25 to its Registration Statement on Form N-1A filed April 17, 1995. (File Nos. 2-89028 and 811-3947).

13.  Response is incorporated  by reference to Registrant's  Pre-......Effective
     Amendment No. 1 to its Registration Statement on Form N-1A filed March 6, 1984. (File Nos. 2-89028 and 811-3947).

14. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 30 to its Registration Statement on Form N-1A filed April 24, 1998. (File Nos. 2-89028 and 811-3947).

Item 25.      Indemnification:  (1)

Item 26.      Business and Other Connections of the Investment Adviser:

              For a description of the other business of the investment adviser, see the section entitled "Who Manages the Fund" in Part A. The affiliations with the Registrant of four of the Trustees and one of the Officers of the investment adviser are included in Part B of this Registration Statement under "Who Manages and Provides Service to the Fund." The remaining Trustee of the investment adviser, his position with the investment adviser, and, in parentheses, his principal occupation is: Mark D. Olson (Partner, Wilson, Halbrook & Bayard), 107 W. Market Street, Georgetown, Delaware 19947.

              The remaining Officers of the investment adviser are:

              Executive Vice Presidents:      William D. Dawson, III
                                              Henry A. Frantzen
                                              J. Thomas Madden

              Senior Vice Presidents:         Joseph M. Balestrino
                                              Drew J. Collins
                                              Jonathan C. Conley
                                              Deborah A. Cunningham
                                              Mark E. Durbiano
                                              Sandra L. McInerney
                                              Susan M. Nason
                                              Mary Jo Ochson
                                              Robert J. Ostrowski

              Vice Presidents:                Todd A. Abraham
                                              J. Scott Albrecht
                                              Arthur J. Barry
                                              Randall S. Bauer
                                              David A. Briggs
                                              Micheal W. Casey
                                              Kenneth J. Cody
                                              Alexandre de Bethmann
                                              Michael P. Donnelly
                                              Linda A. Duessel
                                              Donald T. Ellenberger
                                              Kathleen M. Foody-Malus
                                              Thomas M. Franks
                                              Edward C. Gonzales
                                              James E. Grefenstette
                                              Susan R. Hill
                                              Stephen A. Keen
                                              Robert K. Kinsey
                                              Robert M. Kowit
                                              Jeff A. Kozemchak






1. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 17 to its Registration Statement on Form N-1A filed March 31, 1992 (File No. 2-89028).

                                                 Richard J. Lazarchic
                                                 Steven Lehman
                                                 Marian R. Marinack
                                                 Keith J. Sabol
                                                 Frank Semack
                                                 Aash M. Shah
                                                 Christopher Smith
                                                 Tracy P. Stouffer
                                                 Edward J. Tiedge
                                                 Paige M. Wilhelm
                                                 Jolanta M. Wysocka
                                                 Marc Halperin

              Assistant Vice Presidents:         Nancy J. Belz
                                                 Robert E. Cauley
                                                 Lee R. Cunningham, II
                                                 B. Anthony Delserone, Jr.
                                                 Paul S. Drotch
                                                 Salvatore A. Esposito
                                                 Donna M. Fabiano
                                                 John T. Gentry
                                                 William R. Jamison
                                                 Constantine Kartsonsas
                                                 John C. Kerber
                                                 Grant K. McKay
                                                 Natalie F. Metz
                                                 Joseph M. Natoli
                                                 John Sheehy
                                                 Michael W. Sirianni
                                                 Leonardo A. Vila
                                                 Lori A. Wolff
                                                 Gary Farwell

              Secretary:                         Stephen A. Keen

              Treasurer:                         Thomas R. Donahue

              Assistant Secretaries:             Thomas R. Donahue
                                                 Richard B. Fisher
                                                 Christine I. Newcamp

              Assistant Treasurer:               Richard B. Fisher

              The business address of each of the Officers of the investment adviser is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779. These individuals are also officers of a majority of the investment advisers to the investment companies in the Federated Fund Complex described in Part B of this Registration Statement.

Item 27.          Principal Underwriters:


     (a)......Federated  Securities  Corp.  the  Distributor  for  shares of the
Registrant,  acts as  principal  underwriter  for the  following  ....  open-end investment companies, including the Registrant:



Automated Government Money Trust; Cash Trust Series II; Cash Trust Series, Inc.; CCB Funds; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Core Trust; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities
Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; Fixed Income Securities, Inc.; ; Hibernia Funds; Independence One Mutual Funds; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Marshall Funds, Inc.; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Regions Funds; RIGGS Funds; SouthTrust Funds; Tax-Free Instruments Trust; The Planters Funds; The Wachovia Funds; The Wachovia Municipal FundsTrust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; Vision Group of Funds, Inc.; World Investment Series, Inc.; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; DG Investor Series; High Yield Cash Trust; Investment Series Trust; Star Funds; Targeted Duration Trust; The Virtus Funds; Trust for Financial Institutions;

Federated Securities Corp. also acts as principal underwriter for the following closed-end investment company: Liberty Term Trust, Inc.- 1999.

                  (b)



                                                    .....................
              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                          Positions and
 Business Address                             With Distributor                           Officers With Fund

Richard B. Fisher                          Director, Chairman, Chief                        Vice President
Federated Investors Tower                  Executive Officer, Chief
1001 Liberty Avenue                        Operating Officer, Asst.
Pittsburgh, PA 15222-3779                  Secretary and Asst.
                                           Treasurer, Federated
                                           Securities Corp.




              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                          Positions and
 Business Address                             With Distributor                           Officers With Fund


Edward C. Gonzales                         Director, Executive Vice                         Executive Vice
Federated Investors Tower                  President,                                       President
1001 Liberty Avenue                        Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas R. Donahue                          Director, Assistant Secretary
Federated Investors Tower                  and Assistant Treasurer
1001 Liberty Avenue                        Federated Securities Corp.
Pittsburgh, PA 15222-3779

James F. Getz                              President-Broker/Dealer,                               --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John B. Fisher                             President-Institutional Sales,                         --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David M. Taylor                            Executive Vice President                               --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark W. Bloss                              Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard W. Boyd                            Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Laura M. Deger                             Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Theodore Fadool, Jr.                       Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Bryant R. Fisher                           Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Christopher T. Fives                       Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James S. Hamilton                          Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                          Positions and
 Business Address                             With Distributor                           Officers With Fund

James M. Heaton                            Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Keith Nixon                                Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Solon A. Person, IV                        Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Timothy C. Pillion                         Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas E. Territ                           Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Ernest G. Anderson                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Teresa M. Antoszyk                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John B. Bohnet                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jane E. Broeren-Lambesis                   Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David J. Callahan                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mary J. Combs                              Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

R. Edmond Connell, Jr.                     Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779


              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                          Positions and
 Business Address                             With Distributor                           Officers With Fund

R. Leonard Corton, Jr.                     Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Kevin J. Crenny                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Daniel T. Culbertson                       Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

G. Michael Cullen                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Marc C. Danile                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

William C. Doyle                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jill Ehrenfeld                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark D. Fisher                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Joseph D. Gibbons                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John K. Goettlicher                        Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Craig S. Gonzales                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Raymond Hanley                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779


              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                          Positions and
 Business Address                             With Distributor                           Officers With Fund


Bruce E. Hastings                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Beth A. Hetzel                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James E. Hickey                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Charlene H. Jennings                       Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

H. Joseph Kennedy                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael W. Koenig                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael R. Manning                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark J. Miehl                              Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard C. Mihm                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

J. Michael Miller                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Alec H. Neilly                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas A. Peters III                       Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                          Positions and
 Business Address                             With Distributor                           Officers With Fund

Robert F. Phillips                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard A. Recker                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Eugene B. Reed                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Paul V. Riordan                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John Rogers                                Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Brian S. Ronayne                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas S. Schinabeck                       Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward L. Smith                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David W. Spears                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John A. Staley                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Colin B. Starks                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jeffrey A. Stewart                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779


              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                          Positions and
 Business Address                             With Distributor                           Officers With Fund


William C. Tustin                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Paul A. Uhlman                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Miles J. Wallace                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John F. Wallin                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard B. Watts                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward J. Wojnarowski                      Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael P. Wolff                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward R. Bozek                            Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Terri E. Bush                              Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Beth C. Dell                               Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David L. Immonen                           Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Renee L. Martin                            Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779




              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                          Positions and
 Business Address                             With Distributor                           Officers With Fund


Robert M. Rossi                            Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Matthew S. Hardin                          Secretary,                                             --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Denis McAuley  Treasurer,                  --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Leslie K. Ross Assistant Secretary,        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779



                  (c)      Not applicable.

Item 28.          Location of Accounts and Records:

                  All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:




                  Registrant                                           Federated Investors Tower
                                                                       1001 Liberty Avenue
                                                                       Pittsburgh, PA  15222-3779
                                                                       (Notices should be sent to the Agent at the above address)

                                                                       Federated Investors Funds
                                                                       5800 Corporate Drive
                                                                       Pittsburgh, PA  15237-7000


                  Federated Shareholder                                P.O. Box 8600
                  Services Company                                     Boston, MA  02266-8600
                  ("Transfer Agent and
                  Dividend Disbursing Agent")

                  Federated Services Company                           Federated Investors Tower
                  ("Administrator")                                    1001 Liberty Avenue
                                                                       Pittsburgh, PA  15222-3779

                  Federated Advisers                                   Federated Investors Tower
                  ("Adviser")                                          1001 Liberty Avenue
                                                                       Pittsburgh, PA  15222-3779

                  State Street Bank and                                P.O. Box 8600
                  Trust Company                                        Boston, MA  02266-8600
                  ("Custodian")


Item 29.          Management Services:  Not applicable.

Item 30.          Undertakings:

                  Registrant hereby undertakes to comply with the provisions of
                  Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, FEDERATED U.S. GOVERNMENT SECURITIES FUND: 1-3 YEARS, has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 26th day of February, 1999.

              FEDERATED U.S. GOVERNMENT SECURITIES FUND: 1-3 YEARS

                           BY: /s/ Karen M. Brownlee
                           Karen M. Brownlee, Assistant Secretary
                           Attorney in Fact for John F. Donahue
                           February 26, 1999

      Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:



      NAME                         TITLE                   DATE
By:   /s/ Karen M. Brownlee     Attorney In Fact           February 26, 1999
      Karen M. Brownlee         For the Persons
      ASSISTANT SECRETARY       Listed Below

John F. Donahue*                Chairman and Trustee
                                (Chief Executive Officer)

William D. Dawson, III*         Chief Investment Officer

Glen R. Johnson*                President

Richard J. Thomas*              Treasurer (Principal Financial
                                and Accounting Officer)

Thomas G. Bigley*                Trustee

John T. Conroy, Jr.*             Trustee

Nicholas P. Constantakis*        Trustee

William J. Copeland*             Trustee

John F. Cunningham*              Trustee

Lawrence D. Ellis, M.D.*         Trustee

Peter E. Madden*                 Trustee

John E. Murray, Jr. J.D., S.J.D.* Trustee

Marjorie P. Smuts*                Trustee

* By Power of Attorney